Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
C/V A. Obelix
Loss Contingencies [Line Items]
Aggregate purchase price	$ 25,250	$ 25,250